Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	75 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000032004
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit U.S. Government Securities Fund - Class S
C000217198
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit U.S. Government Securities Fund - Class Y
Without Sales Load [Member] | C000032004
Average Annual Return [Line Items]
Average Annual Return, Percent	4.16%	1.38%		1.66%
Without Sales Load [Member] | C000217198
Average Annual Return [Line Items]
Average Annual Return, Percent	4.42%	1.61%	1.92%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%		1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%	0.31%	0.86%
Bloomberg Intermediate Government Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.98%	1.00%		1.53%
Bloomberg Intermediate Government Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.98%	1.00%	1.42%